Segment Results - Additional Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reporting segments | Segment	2
Description of primary reporting segments	i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility, a skilled nursing facility.
Assets	$ 108,968	$ 108,025	$ 113,758
Real Estate Services
Segment Reporting Information [Line Items]
Assets	107,500
Healthcare Services
Segment Reporting Information [Line Items]
Assets	$ 1,500